INTANGIBLE ASSET - DIGITAL CURRENCY	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET - DIGITAL CURRENCY

NOTE 5. INTANGIBLE ASSET - DIGITAL CURRENCY

During the nine months ended April 30, 2019, the Company issued 8,972,209 shares of common stock at $0.43 for digital currency valued at $3,882,938.

During the year ended July 31, 2018, the Company issued 269,838 shares of common stock at $5.00 per share for digital currency valued at $1,348,920.

As of April 30, 2019, and July 31, 2018, the Company had digital currency of $5,231,858 and $1,348,920, respectively.

Digital currencies are nonfinancial assets that lack physical substance. We believe that digital currencies meet the definition of indefinite-lived intangible assets

We complete an evaluation of digital currency on an annual basis. As of the date of the last evaluation no impairment loss was recognized.

NOTE 4. INTANGIBLE ASSET - DIGITAL CURRENCY

During the year ended July 31, 2018, the Company issued 2,698,377 shares of common stock at $0.50 per share for digital currency valued at $1,348,920. As of July 31, 2018 and 2017, the Company has digital currency of $1,348,920 and $0, respectively.

Digital currencies are nonfinancial assets that lack physical substance. We believe that digital currencies meet the definition of indefinite-lived intangible assets

We completed an evaluation of digital currency at July 31, 2018 and recognized no impairment loss during the year ended July 31, 2018.